Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000846421
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2012
DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND INC (Prospectus Summary) | DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND INC | DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND INC
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWDXX